Noncontrolling Interests [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Effect On MUFG's Shareholders' Equity From Changes In Ownership Of Subsidiaries [Table Text Block]

	2012	2013	2014
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥416,231	¥1,069,124	¥1,015,393
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	(20,000)	—	—
Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)	—	(30,655)	—
Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. (Note 2)	—	—	13,839
Other	759	(412)	204

Net transfers from (to) the noncontrolling interest shareholders	(19,241)	(31,067)	14,043

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥396,990	¥1,038,057	¥1,029,436